LOANS AND BORROWINGS (Tables)	12 Months Ended
Jun. 30, 2023
LOANS AND BORROWINGS [Abstract]
Loans and Borrowings
	2023	2022
	US$	US$
Current
Lease liabilities	376,655	128,653
Other loans and borrowings	5,971	5,594
Total current loans and borrowings	382,626	134,247

Non-current
Lease liabilities	567,796	377,920
Other loans and borrowings	24,892	30,863
Total non-current loans and borrowings	592,688	408,783

Total loans and borrowings	975,314	543,030

Reconciliation of Loans and Borrowings
(a)	Reconciliation

	Balance at July 1, 2022	Additions	Repayments	Balance at June 30, 2023
	US$	US$	US$	US$
Lease liabilities	506,573	950,538	(512,660)	944,451
Other loans and borrowings	36,457	-	(5,594)	30,863
Total loans and borrowings	543,030	950,538	(518,254)	975,314